Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table presents Park's sources of other income by revenue stream and operating segment for the years ended December 31, 2018, December 31, 2017 and December 31, 2016.

	Year Ended December 31, 2018
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	$8,495	$—	$—	$—	$8,495
Employee benefit and retirement-related accounts	6,863	—	—	—	6,863
Investment management and investment advisory agency accounts	9,352	—	—	—	9,352
Other	1,583	—	—	—	1,583
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	7,483	—	—	—	7,483
Demand deposit account (DDA) charges	3,310	—	—	—	3,310
Other	668	—	—	—	668
Other service income (1)
Credit card	2,212	27	—	—	2,239
HELOC	471	—	—	—	471
Installment	243	—	—	—	243
Real estate	9,079	—	—	—	9,079
Commercial	1,153	—	1,081	—	2,234
Checkcard fee income	17,317	—	—	—	17,317
Bank owned life insurance income (2)	4,903	—	—	1,912	6,815
ATM fees	1,978	—	—	—	1,978
OREO valuation adjustments (2)	(272)	—	(219)	—	(491)
Gain on the sale of OREO, net	1,440	—	2,795	—	4,235
Net loss on the sale of investment securities (2)	(2,271)	—	—	—	(2,271)
(Loss) gain on equity securities, net (2)	(53)	—	—	3,266	3,213
Other components of net periodic pension benefit income (2)	6,609	75	136	—	6,820
Gain on the sale of non-performing loans (2)	660	—	2,166	—	2,826
Miscellaneous (3)	7,758	85	(59)	855	8,639
Total other income	$88,981	$187	$5,900	$6,033	$101,101
(1) Of the $14.3 million of revenue included within "Other service income", approximately $5.5 million is within the scope of ASC 606, with the remaining $8.8 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $8.6 million, all of which are within the scope of ASC 606.

	Year Ended December 31, 2017 (4)
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	$7,752	$—	$—	$—	$7,752
Employee benefit and retirement-related accounts	6,234	—	—	—	6,234
Investment management and investment advisory agency accounts	8,386	—	—	—	8,386
Other	1,363	—	—	—	1,363
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	8,122	—	—	—	8,122
Demand deposit account (DDA) charges	3,847	—	—	—	3,847
Other	684	—	—	—	684
Other service income (1)
Credit card	1,987	(6)	—	—	1,981
HELOC	474	—	4	—	478
Installment	387	—	—	—	387
Real estate	8,974	—	31	—	9,005
Commercial	1,118	—	193	—	1,311
Checkcard fee income	15,798	—	—	—	15,798
Bank owned life insurance income (2)	4,441	—	—	417	4,858
ATM fees	2,253	—	—	—	2,253
OREO valuation adjustments (2)	(458)	—	—	—	(458)
Gain on the sale of OREO, net	239	—	12	—	251
Net gain on sale of investment securities (2)	—	—	—	1,821	1,821
Other components of net periodic pension benefit income (2)	5,616	63	115	—	5,794
Miscellaneous (3)	5,525	46	164	827	6,562
Total other income	$82,742	$103	$519	$3,065	$86,429
(1) Of the $13.2 million of revenue included within "Other service income", approximately $4.4 million is within the scope of ASC 606, with the remaining $8.8 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $6.6 million, all of which are within the scope of ASC 606.
(4) The Corporation elected the modified retrospective approach of adoption; therefore, prior period balances are presented under legacy GAAP and may not be comparable to current year presentation.

	Year Ended December 31, 2016 (4)
Revenue by Operating Segment (in thousands)	PNB	GFSC	SEPH	All Other	Total
Income from fiduciary activities
Personal trust and agency accounts	7,101	—	—	—	$7,101
Employee benefit and retirement-related accounts	5,432	—	—	—	5,432
Investment management and investment advisory agency accounts	7,693	—	—	—	7,693
Other	1,174	—	—	—	1,174
Service charges on deposit accounts
Non-sufficient funds (NSF) fees	8,970	—	—	—	8,970
Demand deposit account (DDA) charges	3,932	—	—	—	3,932
Other	1,357	—	—	—	1,357
Other service income (1)
Credit card	1,584	—	—	—	1,584
HELOC	453	—	5	—	458
Installment	638	—	—	—	638
Real estate	9,319	—	—	—	9,319
Commercial	739	—	1,681	—	2,420
Checkcard fee income	15,057	—	—	—	15,057
Bank owned life insurance income (2)	3,913	—	—	425	4,338
ATM fees	2,268	—	—	—	2,268
OREO valuation adjustments (2)	(583)	—	(18)	—	(601)
Gain on the sale of OREO, net	257	—	1,066	—	1,323
Other components of net periodic pension benefit income (2)	5,156	58	94	—	5,308
Miscellaneous (3)	5,499	(1)	240	530	6,268
Total other income	$79,959	$57	$3,068	$955	$84,039
(1) Of the $14.4 million of revenue included within "Other service income", approximately $5.4 million is within the scope of ASC 606, with the remaining $9.0 million consisting primarily of residential real estate loan fees which are out of scope.
(2) Not within the scope of ASC 606.
(3) "Miscellaneous" income includes brokerage income, safe deposit box rentals, and miscellaneous bank fees totaling $6.3 million, all of which are within the scope of ASC 606.
(4) The Corporation elected the modified retrospective approach of adoption; therefore, prior period balances are presented under legacy GAAP and may not be comparable to current year presentation.